Debt (Details) - Schedule of debt - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt (Details) - Schedule of debt [Line Items]
Debt total	$ 23,052,483	$ 21,964,877
Debt issuance costs		(1,084,740)
Total		20,880,137
Debenture notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total		2,214,000
Promissory notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	2,522,868	8,234,476
Acquisition notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	10,500,000	9,800,000
Other [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total		621,662
Merchant cash advances [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total		294,313
SBA loans [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	300,000	300,000
PPP loans [Member]
Debt (Details) - Schedule of debt [Line Items]
Debt total	$ 365,470	$ 500,426